INCOME TAXES - Schedule of Deferred Tax Asset (Liability) for Holding Entities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	$ 516	$ 342
Deferred income tax (liabilities):	(2,894)	(3,230)
Net deferred tax (liability)	(2,378)	(2,888)	$ (2,455)
Tax credit carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	36	36
Deferred financing costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	0	5
Foreign currency
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	4	12
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	16	33
Properties
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (liabilities):	(2,894)	(3,086)
Investments in associates
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (liabilities):	0	(144)
Canada | Capital losses (Canada)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	34	54
Canada | Non-capital losses (foreign)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	41	54
United States | Net operating losses (United States)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	291	78
Foreign countries | Non-capital losses (foreign)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	$ 94	$ 70